Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Feb. 28, 2013
(Columbia California Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	3.52%
Annual Return 2004	2.48%
Annual Return 2005	1.83%
Annual Return 2006	4.36%
Annual Return 2007	3.09%
Annual Return 2008	(0.77%)
Annual Return 2009	9.50%
Annual Return 2010	3.24%
Annual Return 2011	10.49%
Annual Return 2012	6.27%
(Columbia Georgia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	4.35%
Annual Return 2004	3.13%
Annual Return 2005	1.85%
Annual Return 2006	3.78%
Annual Return 2007	3.31%
Annual Return 2008	(1.62%)
Annual Return 2009	10.41%
Annual Return 2010	2.86%
Annual Return 2011	9.17%
Annual Return 2012	3.94%
(Columbia Maryland Intermediate Municipal Bond Fund) | Class A Shares
Bar Chart Table:
Annual Return 2003	3.33%
Annual Return 2004	1.49%
Annual Return 2005	0.89%
Annual Return 2006	3.51%
Annual Return 2007	2.75%
Annual Return 2008	(3.26%)
Annual Return 2009	11.15%
Annual Return 2010	2.12%
Annual Return 2011	8.66%
Annual Return 2012	3.92%
(Columbia North Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	4.07%
Annual Return 2004	3.07%
Annual Return 2005	1.84%
Annual Return 2006	3.84%
Annual Return 2007	2.69%
Annual Return 2008	(3.35%)
Annual Return 2009	11.01%
Annual Return 2010	2.57%
Annual Return 2011	9.74%
Annual Return 2012	4.13%
(Columbia Overseas Value Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2009	33.73%
Annual Return 2010	4.64%
Annual Return 2011	(10.38%)
Annual Return 2012	17.80%
(Columbia Short Term Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	2.37%
Annual Return 2004	1.30%
Annual Return 2005	1.35%
Annual Return 2006	3.12%
Annual Return 2007	4.25%
Annual Return 2008	4.05%
Annual Return 2009	4.37%
Annual Return 2010	1.00%
Annual Return 2011	2.21%
Annual Return 2012	1.37%
(Columbia South Carolina Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	5.27%
Annual Return 2004	3.31%
Annual Return 2005	2.14%
Annual Return 2006	3.87%
Annual Return 2007	2.96%
Annual Return 2008	(1.57%)
Annual Return 2009	10.01%
Annual Return 2010	3.08%
Annual Return 2011	8.93%
Annual Return 2012	4.99%
(Columbia Virginia Intermediate Municipal Bond Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2003	4.25%
Annual Return 2004	3.01%
Annual Return 2005	1.50%
Annual Return 2006	3.93%
Annual Return 2007	3.70%
Annual Return 2008	(0.28%)
Annual Return 2009	10.11%
Annual Return 2010	2.53%
Annual Return 2011	8.45%
Annual Return 2012	4.09%